Loans and Borrowings - Summary of Maturities of Financial Liabilities (Details) € in Thousands, $ in Thousands	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances | $		$ 3,229
TOTAL	€ 74,744		€ 74,235
Convertible loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	49,175
Bank loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	15,514
Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	6,793
Accrued interests
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	33
Other financial loans and borrowings
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	71,515
BPI FRANCE - IT-DIAB
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances | $		3,229
Within 1 Year
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances	0
TOTAL	2,245
Within 1 Year | Convertible loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	415
Within 1 Year | Bank loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	782
Within 1 Year | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	1,015
Within 1 Year | Accrued interests
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	33
Within 1 Year | Other financial loans and borrowings
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	2,245
Within 1 Year | BPI FRANCE - IT-DIAB
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances	0
Later than one year and not later than two years
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances	0
TOTAL	7,292
Later than one year and not later than two years | Convertible loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	0
Later than one year and not later than two years | Bank loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	6,321
Later than one year and not later than two years | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	972
Later than one year and not later than two years | Accrued interests
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	0
Later than one year and not later than two years | Other financial loans and borrowings
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	7,292
Later than one year and not later than two years | BPI FRANCE - IT-DIAB
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances	0
Later than two years and not later than three years
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances	0
TOTAL	7,316
Later than two years and not later than three years | Convertible loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	0
Later than two years and not later than three years | Bank loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	6,343
Later than two years and not later than three years | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	973
Later than two years and not later than three years | Accrued interests
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	0
Later than two years and not later than three years | Other financial loans and borrowings
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	7,316
Later than two years and not later than three years | BPI FRANCE - IT-DIAB
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances	0
Later than three years and not later than four years
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances	0
TOTAL	50,607
Later than three years and not later than four years | Convertible loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	48,760
Later than three years and not later than four years | Bank loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	863
Later than three years and not later than four years | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	984
Later than three years and not later than four years | Accrued interests
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	0
Later than three years and not later than four years | Other financial loans and borrowings
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	50,607
Later than three years and not later than four years | BPI FRANCE - IT-DIAB
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances	0
Later than four years and not later than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances	0
TOTAL	1,864
Later than four years and not later than five years | Convertible loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	0
Later than four years and not later than five years | Bank loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	868
Later than four years and not later than five years | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	995
Later than four years and not later than five years | Accrued interests
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	0
Later than four years and not later than five years | Other financial loans and borrowings
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	1,864
Later than four years and not later than five years | BPI FRANCE - IT-DIAB
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances	0
Later than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances | $		3,229
TOTAL	5,420
Later than five years | Convertible loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	0
Later than five years | Bank loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	336
Later than five years | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	1,855
Later than five years | Accrued interests
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	0
Later than five years | Other financial loans and borrowings
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings	€ 2,191
Later than five years | BPI FRANCE - IT-DIAB
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances | $		$ 3,229